Transactions with Related Parties	9 Months Ended
Sep. 30, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.	Convertible Promissory Notes:

Details of the Company's convertible promissory notes issued to Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's principal shareholder, are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2017, included in the Company's 2017 annual report on Form 20-F.

March 12, 2015 - $4,000 Convertible Promissory Note

The note bears interest at three-month LIBOR plus a margin of 5% with quarterly interest payments. The note is secured by a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd., which is the holding company of the owner of the Lordship and of the bareboat charterer of the Knightship. The next two installments, $200 each, are due by September 30, 2019 and the respective amount has been classified to current.

September 27, 2017 - $13,750 Convertible Promissory Note

The note bears interest at three-month LIBOR plus a margin of 5% with quarterly interest payments. The note is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and guarantees from the Company's respective vessel-owning subsidiary and from the Company's wholly-owned subsidiary, Emperor Holding Ltd.; all cross collateralized with the loan entered into with Jelco on May 24, 2017, as amended and restated.

The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)		3,361
Amortization (Note 11)	-	-	376	376
Balance, September 30, 2017	17,750	(14,389)	801	4,162
Amortization (Note 11)	-	-	416	416
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 11)	-	-	1,647	1,647
Balance, September 30, 2018	17,750	(14,389)	2,864	6,225

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2016	3,800
Additions	10,389
Balance, September 30, 2017	14,189
Balance, December 31, 2017	14,189
Balance, September 30, 2018	14,189

September 7, 2015 - Revolving Convertible Promissory Note

Following the tenth amendment to the revolving convertible note on September 1, 2018, a drawdown request of up to $3,500 may be made by April 10, 2019 (the "Final Revolving Advance Date"). If the request is not made by the Final Revolving Advance Date, the advance will not be available to be drawn. The aggregate outstanding principal is repayable in December 2022. The note bears interest at three-month LIBOR plus a margin of 5% with interest payable quarterly. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note or any part thereof may be paid in common shares at a conversion price of $0.90 per share. Jelco also received customary registration rights with respect to all shares upon conversion of the note. The note is secured by a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd.

The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	954	954
Balance, September 30, 2017	21,165	(21,165)	1,826	1,826
Amortization	-	-	381	381
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 11)	-	-	1,687	1,687
Balance, September 30, 2018	24,665	(21,165)	3,894	3,894

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2016	21,165
Balance, September 30, 2017	21,165
Balance, December 31, 2017	21,165
Balance, September 30, 2018	21,165

b.	Loan Agreements:

Details of the Company's loan agreements with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2017, included in the Company's 2017 annual report on Form 20-F and are supplemented by the below new activities.

On May 24, 2017, the Company entered into an up to $16,200 loan facility with Jelco to partially finance the acquisition of the Partnership. The Company drew down the $16,200 on May 24, 2017. The facility, as amended, currently bears interest at three-month LIBOR plus a margin of 6% per annum which is payable quarterly and the principal is repayable in one bullet payment due on the maturity date. The maturity date, which was deferred from May 24, 2018 to May 24, 2019, may, at the Company's option, be further extended to May 24, 2020. The Company expects to exercise this option. The margin will be increased by 1% if the maturity date is extended. As of September 30, 2018, $11,450 was outstanding under this loan facility and is classified under non-current liabilities since the Company does not any obligation to repay the loan within the next twelve months.
On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes. The Company drew down the $2,000 on April 12, 2018. The facility, as amended on June 13, 2018 and as further amended on August 11, 2018 by a supplemental letter, bears interest at a margin of 10% per annum, payable quarterly, and the principal is payable in one bullet payment due by January 31, 2019. The facility is secured by a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd.

As of September 30, 2018, $5,900, net of deferred financing costs, was outstanding under the October 4, 2016 Jelco loan facility.